SEC Schedule, Article 12-09, Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Guarantee obligations
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 13,061	$ 12,719	$ 12,361
increase	148,473	147,255	135,942
Decrease	(149,256)	(146,913)	(135,584)
Balance at end of period	12,278	13,061	12,719
Provision for chargebacks, net
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	9,434	12,092	11,980
increase	143,215	131,697	121,762
Decrease	(142,191)	(134,355)	(121,650)
Balance at end of period	$ 10,458	$ 9,434	$ 12,092